Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42823
Entity Registrant Name	Fitness Champs Holdings Limited
Entity Central Index Key	0002023796
Entity Address, Address Line One	7030 Ang Mo Kio Street
Entity Address, Address Line Two	Avenue 5
Entity Address, Address Line Three	#04-48
Entity Address, City or Town	North Star@AMK
Entity Address, Country	SG
Entity Address, Postal Zip Code	569880